Share Capital - Common Shares Outstanding (Details) - shares	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Share Capital
Balance, beginning of year (in shares)	84,820,100	84,756,000	84,494,000
Stock options and share units exercised (in shares)	363,000	64,000	262,000
Balance, end of year (in shares)	85,183,455	84,820,100	84,756,000